Note 5 - Derivative Financial Instruments - Commodity Derivative Contracts (Details) - Not Designated as Hedging Instrument [Member]	6 Months Ended
Jun. 30, 2021 $ / bbl bbl
Crude Oil Derivative Swap Q3 2021 [Member]
Volume (Bbls) (Barrel of Oil) | bbl	460,000
Price per Bbl (in USD per Barrel of Oil) | $ / bbl	61.91
Crude Oil Derivative Swap Q4 2021 [Member]
Volume (Bbls) (Barrel of Oil) | bbl	460,000
Price per Bbl (in USD per Barrel of Oil) | $ / bbl	61.91
Crude Oil Derivative Swap 2021 [Member]
Volume (Bbls) (Barrel of Oil) | bbl	920,000
Price per Bbl (in USD per Barrel of Oil) | $ / bbl	61.91
Crude Oil Derivative Swap Q1 2022 [Member]
Volume (Bbls) (Barrel of Oil) | bbl	450,000
Price per Bbl (in USD per Barrel of Oil) | $ / bbl	61.91
Crude Oil Derivative Swap Q2 2022 [Member]
Volume (Bbls) (Barrel of Oil) | bbl	302,500
Price per Bbl (in USD per Barrel of Oil) | $ / bbl	62.16
Crude Oil Derivative Swap 2022 [Member]
Volume (Bbls) (Barrel of Oil) | bbl	752,500
Price per Bbl (in USD per Barrel of Oil) | $ / bbl	61.95